Derivative Instruments and Hedging Activity: (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2014 Commodity derivative contracts Natural gas Call Option 2014 (10/1/2014 - 12/31/2014) MMBTU	Jun. 30, 2014 Commodity derivative contracts Natural gas Call Option 2014 (10/1/2014 - 12/31/2014) MMBTU	Sep. 30, 2014 Commodity derivative contracts Natural gas Call Option 2015 MMBTU	Jun. 30, 2014 Commodity derivative contracts Natural gas Call Option 2015 MMBTU	Sep. 30, 2014 Commodity derivative contracts Natural gas Call Option 2016 MMBTU	Jun. 30, 2014 Commodity derivative contracts Natural gas Call Option 2016 MMBTU	Sep. 30, 2014 Commodity derivative contracts Natural gas Call Option 2017 MMBTU	Jun. 30, 2014 Commodity derivative contracts Natural gas Call Option 2017 MMBTU	Sep. 30, 2014 Commodity derivative contracts Natural gas Call Option 2018 MMBTU	Jun. 30, 2014 Commodity derivative contracts Natural gas Call Option 2018 MMBTU	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2014 (10/1/2014 - 12/31/2014) bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2014 (10/1/2014 - 12/31/2014) bbl	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2015 bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2015 bbl	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2016 bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2016 bbl	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2014 (10/1/2014 - 12/31/2014) bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2014 (10/1/2014 - 12/31/2014) bbl	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2015 bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2015 bbl	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2016 bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2016 bbl	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2017 bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2017 bbl	Sep. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2018 bbl	Jun. 30, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2018 bbl	Oct. 02, 2013 Cubic Asset Natural gas Call Option Short MMBTU	Oct. 02, 2013 Cubic Asset Natural gas Call Option Short Minimum	Oct. 02, 2013 Cubic Asset Natural gas Call Option Short Maximum	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short bbl	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short Minimum	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short Maximum	Oct. 02, 2013 Cubic Asset Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract bbl
Derivative instruments and hedging activity
Upfront payment at closing for hedging transaction																																			$ 35,000,000
Average Daily Volume (In BBls)													22	23	15	15	8	8	287	289	312	312	361	361	328	328	218	218
Average Daily Volume (In MMbtu)			26,449	26,666	29,305	29,305	30,292	30,292	30,643	30,643	22,609	22,609
Total of Notional Volume (In Mmbtu)			2,433,309	4,866,618	10,696,392	10,696,392	11,056,752	11,056,752	11,184,600	11,184,600	8,252,340	8,252,340																	51,300,000
Total of Notional Volume (In BBls)													2,067	4,134	5,532	5,532	2,900	2,900	26,406	52,812	113,952	113,952	131,796	131,796	119,868	119,868	79,452	79,452				556,000			18,000
Unrealized gain	$ 7,754,437	$ 3,056,053
Base Fixed Price (in dollars per share)			3.90	3.90	3.70	3.70	3.65	3.65	3.55	3.55	3.45	3.45	92.00	92.00	92.00	92.00	92.00	92.00	90.00	90.00	80.00	80.00	80.00	80.00	80.00	80.00	80.00	80.00		3.45	3.90		80	90	92